CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,151,120	$ 164,608	¥ 1,123,292
Short-term investments			45,457
Accounts receivable, net of allowance of RMB 5,569 and RMB 555 (US$79) as of December 31, 2024 and 2025, respectively	47,070	6,731	52,030
Inventories, net	21,388	3,058	23,475
Amounts due from related parties	¥ 4,314	$ 617	¥ 2,051
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 74,483	$ 10,651	¥ 89,512
Total current assets	1,298,375	185,665	1,335,817
Noncurrent assets
Property and equipment, net	2,563	367	3,476
Intangible assets, net	17,634	2,522	16,429
Operating lease right-of-use assets	11,586	1,657	14,885
Long-term investment	26,333	3,766	26,333
Other noncurrent assets	11,864	1,696	22,701
Total noncurrent assets	69,980	10,008	83,824
Total assets	1,368,355	195,673	1,419,641
Current liabilities
Accounts payable (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 26,632 and RMB 24,706 (US$3,533) as of December 31, 2024 and 2025, respectively)	25,083	3,587	30,233
Deferred revenue and customer advances (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 280,705 and RMB 218,375 (US$31,227) as of December 31, 2024 and 2025, respectively)	219,913	31,447	283,251
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 1,562 and RMB 935 (US$134) as of December 31, 2024 and 2025, respectively)	¥ 1,066	$ 152	¥ 1,734
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 100,213 and RMB 91,935 (US$ 13,147) as of December 31, 2024 and 2025, respectively)	¥ 115,749	$ 16,552	¥ 126,501
Dividend payable			2,164
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 3,661 and RMB 2,166 (US$310) as of December 31, 2024 and 2025, respectively)	2,166	310	3,661
Total current liabilities	363,977	52,048	447,544
Non-current liabilities
Non-current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB 11,252 and RMB 9,208 (US$1,317) as of December 31, 2024 and 2025, respectively)	9,208	1,317	11,252
Total non-current liabilities	9,208	1,317	11,252
Total liabilities	373,185	53,365	458,796
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares	186	27	185
Additional paidin capital	960,641	137,370	996,657
Treasury stock	(43,483)	(6,218)	(26,296)
Statutory reserves	8,463	1,210	8,395
Accumulated other comprehensive income	16,134	2,307	24,009
Retained earnings (accumulated deficit)	53,229	7,612	(42,105)
Total shareholders' equity	995,170	142,308	960,845
Total liabilities and shareholders' equity	¥ 1,368,355	$ 195,673	¥ 1,419,641